Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Expense
The components of the lease expense were as follows (in thousands):

	December 31,
	2022	2021
Finance lease cost
Amortization of right-of-use asset	$58	$49
Interest on lease liabilities	8	12
Operating lease cost	2,542	2,535
Short term lease cost	—	40
Variable lease cost	1,124	2,161

Total net lease cost	$3,732	$4,797

Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases is as follows:

	December 31,
	2022	2021

Weighted average remaining lease term—finance leases	3.00 years	2.70 years
Weighted average remaining lease term—operating leases	5.87 years	6.86 years
Weighted average discount rate—finance leases	6.99%	6.98%
Weighted average discount rate—operating leases	12.46%	12.42%

Supplemental Cash flow Information Related to Leases
Supplemental cash flow information related to leases was as follows (in thousands):

	December 31,
	2022	2021

Cash paid for amounts included in the measurement of operating lease liabilities	$2,657	$2,249
Cash paid for amounts included in the measurement of finance lease liabilities	$64	$63

Schedule of Company's Operating Lease Liability

At December 31, 2022, the future payments under the Company’s operating and finance lease liabilities were as follows (in thousands):

	Finance Lease	Operating Lease

2023	$173	$2,718
2024	109	2,781
2025	109	2,845
2026	26	2,806
2027	—	2,557
Thereafter	—	2,835

Total undiscounted lease payments	417	16,542
Less: imputed interest	(44)	(4,845)

Total lease liabilities	373	11,697
Less: current portion	(140)	(1,375)

Non-current lease liabilities—December 31, 2022	$233	$10,322

Schedule of Company's Finance Lease Liability

At December 31, 2022, the future payments under the Company’s operating and finance lease liabilities were as follows (in thousands):

	Finance Lease	Operating Lease

2023	$173	$2,718
2024	109	2,781
2025	109	2,845
2026	26	2,806
2027	—	2,557
Thereafter	—	2,835

Total undiscounted lease payments	417	16,542
Less: imputed interest	(44)	(4,845)

Total lease liabilities	373	11,697
Less: current portion	(140)	(1,375)

Non-current lease liabilities—December 31, 2022	$233	$10,322